UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(adress of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507



                           INVESTMENT COMPANY REPORT


ROMA RESTAURANT HOLDING, INC.
Security        77599R980          Meeting Type       Annual
Ticker Symbol   ROMA               Meeting Date       23-Jul-2014
ISIN                               Agenda             Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------
1.    DIRECTOR                                                   Management
         1   CLAY CALLAN                                                    For       For



                           INVESTMENT COMPANY REPORT

VISKASE COMPANIES, INC.
Security       92831R201       Meeting Type  Annual
Ticker Symbol  VKSC            Meeting Date  24-Oct-2013
ISIN           US92831R2013    Agenda        933886799 - Management

                                                   FOR/AGAINST
ITEM  PROPOSAL                     TYPE       VOTE MANAGEMENT
----  --------                     ---------- ---- -----------
1.    DIRECTOR                     Management
        1  SUNGHWAN CHO                       For      For
        2  THOMAS D. DAVIS                    For      For
        3  HUNTER GARY                        For      For
        4  DANIEL A. NINIVAGGI                For      For
        5  PETER RECK                         For      For
        6  AUGUSTE E. RIMPEL, JR.             For      For
        7  PETER K. SHEA                      For      For


                           INVESTMENT COMPANY REPORT

AMTROL HOLDINGS, INC.
Security       03236C103  Meeting Type Special
Ticker Symbol             Meeting Date 14-Nov-2013
ISIN                      Agenda       933882448 - Management


                                                           FOR/AGAINST
ITEM  PROPOSAL                             TYPE       VOTE MANAGEMENT
----  --------                             ---------- ---- -----------
1.    APPROVAL OF THE PROPOSED MERGER      Management For      For
      WITH AND INTO A WHOLLY-OWNED
      SUBSIDIARY OF AMTROL HOLDINGS, INC.



                           INVESTMENT COMPANY REPORT

TRUMP ENTERTAINMENT RESORTS, INC.
Security       89816T202     Meeting Type Annual
Ticker Symbol                Meeting Date 26-Nov-2013
ISIN           US89816T2024  Agenda       933890382 - Management


                                            FOR/AGAINST
ITEM  PROPOSAL              TYPE       VOTE MANAGEMENT
----  --------              ---------- ---- -----------
1.    DIRECTOR              Management
        1  MICHAEL ELKINS              For      For
        2  DAVID LICHT                 For      For
        3  JEFFREY GILBERT             For      For


                           INVESTMENT COMPANY REPORT

PITNEY BOWES INTERNATIONAL HOLDINGS, INC
Security       724481866     Meeting Type  Annual
Ticker Symbol  PBOWO         Meeting Date  09-Dec-2013
ISIN           US7244818669  Agenda        933901945 - Management

                                                          FOR/AGAINST
ITEM  PROPOSAL                            TYPE       VOTE MANAGEMENT
----  --------                            ---------- ---- -----------
1.    DIRECTOR                            Management
        1   MARK J. GENTILE                          For      For
        2   JEFFREY SIMPSON                          For      For
2.    RATIFICATION OF THE SELECTION OF    Management For      For
      PRICEWATERHOUSECOOPERS LLP AS
      INDEPENDENT PUBLIC ACCOUNTANTS FOR
      THE COMPANY FOR THE YEAR ENDING
      DECEMBER 31, 2014.



                           INVESTMENT COMPANY REPORT

ROCK-TENN COMPANY
Security       772739207     Meeting Type  Annual
Ticker Symbol  RKT           Meeting Date  31-Jan-2014
ISIN           US7727392075  Agenda        933908901 - Management


                                                                                        FOR/AGAINST
ITEM PROPOSAL                                                        TYPE        VOTE   MANAGEMENT
---- --------                                                        ----------  ----   -----------
 1.  DIRECTOR                                                        Management
       1   JENNY A. HOURIHAN                                                    For       For
       2   STEVEN C. VOORHEES                                                   For       For
       3   J. POWELL BROWN                                                      For       For
       4   ROBERT M. CHAPMAN                                                    For       For
       5   TERRELL K. CREWS                                                     For       For
       6   RUSSELL M. CURREY                                                    For       For
 2.  RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE   Management For       For
     AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ROCK-
     TENN COMPANY.
 3.  ADVISORY VOTE ON EXECUTIVE COMPENSATION.                        Management Against   Against
 4.  THE APPROVAL OF RESTATED AND AMENDED ARTICLES OF                Management For       For
     INCORPORATION FOR ROCK-TENN COMPANY TO PROVIDE THAT ALL
     DIRECTORS ELECTED AT OR AFTER OUR ANNUAL MEETING OF
     SHAREHOLDERS HELD IN 2015 BE ELECTED ON AN ANNUAL BASIS AND TO
     CONSOLIDATE OTHER AMENDMENTS THAT WERE PREVIOUSLY MADE TO
     ROCK-TENN COMPANY'S ARTICLES OF INCORPORATION.

                           INVESTMENT COMPANY REPORT

CITIGROUP INC.
Security       172967424     Meeting Type  Annual
Ticker Symbol  C             Meeting Date  22-Apr-2014
ISIN           US1729674242  Agenda        933933637 - Management


                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE         VOTE   MANAGEMENT
----  --------                                                      ----------- ------- -----------
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT                       Management  For       For
1B.   ELECTION OF DIRECTOR: DUNCAN P. HENNES                        Management  For       For
1C.   ELECTION OF DIRECTOR: FRANZ B. HUMER                          Management  For       For
1D.   ELECTION OF DIRECTOR: EUGENE M.                               Management  For       For
      MCQUADE
1E.   ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management  For       For
1F.   ELECTION OF DIRECTOR: GARY M. REINER                          Management  For       For
1G.   ELECTION OF DIRECTOR: JUDITH RODIN                            Management  For       For
1H.   ELECTION OF DIRECTOR: ROBERT L. RYAN                          Management  For       For
1I.   ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management  For       For
1J.   ELECTION OF DIRECTOR: JOAN E. SPERO                           Management  For       For
1K.   ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management  For       For
1L.   ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management  For       For
1M.   ELECTION OF DIRECTOR: JAMES S. TURLEY                         Management  For       For
1N.   ELECTION OF DIRECTOR: ERNESTO                                 Management  For       For
      ZEDILLO PONCE DE LEON
2.    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S        Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.
3.    ADVISORY APPROVAL OF CITI'S 2013 EXECUTIVE COMPENSATION.      Management  Against   Against
4.    APPROVAL OF THE CITIGROUP 2014 STOCK INCENTIVE PLAN.          Management  Against   Against
5.    STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVES RETAIN A      Shareholder For       Against
      SIGNIFICANT PORTION OF THEIR STOCK UNTIL REACHING NORMAL
      RETIREMENT AGE.
6.    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND      Shareholder Against   For
      GRASSROOTS LOBBYING CONTRIBUTIONS.
7.    STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD INSTITUTE A    Shareholder Against   For
      POLICY TO MAKE IT MORE PRACTICAL TO DENY INDEMNIFICATION FOR
      DIRECTORS.
8.    STOCKHOLDER PROPOSAL REQUESTING PROXY ACCESS FOR              Shareholder For       Against
      SHAREHOLDERS.


                           INVESTMENT COMPANY REPORT

GROUPE EUROTUNNEL, PARIS
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  29-Apr-2014
ISIN           FR0010533075  Agenda        705034546 - Management


                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE                               Non-Voting
      OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE
      TREATED AS AN "AGAINST" VOTE.
CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A-FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE-GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED-
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD-THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT-YOUR CLIENT REPRESENTATIVE.
CMMT  09 APR 2014: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                              Non-Voting
      INFORMATION IS AVAI-LABLE BY CLICKING ON THE MATERIAL URL
      LINK:- https://balo.journal- officiel.gouv.fr/pdf/2014/0314/2014031414006- 63.pdf.
      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL
      URL:-http://www.journal- officiel.gouv.fr//pdf/2014/0409/201404091401048 .pdf. IF
      YO-U HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
      THIS PROXY FORM UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
      INSTRUCTIONS. THANK YOU
O.1   Review and approval of the corporate financial statements for the financial year ended  Management For      For
      on December 31, 2013
O.2   Allocation of income for the financial year ended on December 31, 2013                  Management For      For
O.3   Review and approval of the consolidated financial statements for the financial year     Management For      For
      ended on December 31, 2013
O.4   Approval of the regulated agreements entered into and commitments made by the           Management For      For
      Company referred to in the special report of the Statutory Auditors
O.5   Authorization granted to the Board of Directors for an 18-month period to allow the     Management For      For
      Company to trade in its own shares
O.6   Renewal of term of Mr. Jacques Gounon as Board member                                   Management For      For
O.7   Renewal of term of Mr. Philippe Camu as Board member                                    Management For      For
O.8   Renewal of term of Mrs. Patricia Hewitt as Board member                                 Management For      For

                           INVESTMENT COMPANY REPORT

O.9   Renewal of term of Mr. Robert Rochefort as Board member                                      Management For     For
O.10  Renewal of term of Mr. Philippe Vasseur as Board member                                      Management For     For
O.11  Renewal of term of Mr. Tim Yeo as Board member                                               Management For     For
O.12  Review of the compensation owed or paid to Mr. Jacques Gounon, executive corporate           Management For     For
      officer for the 2013 financial year
E.13  Delegation of authority granted to the Board of Directors to allocate free shares to         Management Against Against
      employees other than senior managers
E.14  Long-term incentive program for managers and executive corporate officers: creation of       Management Against Against
      preferred shares convertible into common shares at the end of a four-year period, subject to performance conditions
E.15  Delegation of authority granted to the Board of Directors for a 12-month period to allocate  Management Against Against free preferred shares to certain executive corporate officers of the Company and to certain executives of the Company and its subsidiaries with cancellation of shareholders'
      preferential subscription rights
E.16  Delegation of authority granted to the Board of Directors for a 26-month period to carry     Management Against Against
      out sales or capital increases by issuing common shares or securities giving access to capital of the Company reserved for employees participating in a company savings plan
E.17  Authorization granted to the Board of Directors for a 18-month period to reduce capital by   Management For     For
      cancellation of shares
E.18  Approval of the proposed transformation of the legal form of the company and decision to     Management Against Against
      transform the Company into a European company
E.19  Approval of the legal name of the Company under its new form as a European Company           Management Against Against
E.20  Approval of the new bylaws                                                                   Management Against Against
E.21  Powers to carry out all legal formalities                                                    Management Against Against


                           INVESTMENT COMPANY REPORT

CORE-MARK HOLDING COMPANY, INC.
Security       218681104     Meeting Type Annual
Ticker Symbol  CORE          Meeting Date 20-May-2014
ISIN           US2186811046  Agenda       933980686 - Management


                                                                                      FOR/AGAINST
ITEM  PROPOSAL                                                     TYPE        VOTE   MANAGEMENT
----  --------                                                     ---------- ------- -----------
1A.   ELECTION OF DIRECTOR: ROBERT A. ALLEN                        Management For       For
1B.   ELECTION OF DIRECTOR: STUART W. BOOTH                        Management For       For
1C.   ELECTION OF DIRECTOR: GARY F. COLTER                         Management For       For
1D.   ELECTION OF DIRECTOR: ROBERT G. GROSS                        Management For       For
1E.   ELECTION OF DIRECTOR: THOMAS B. PERKINS                      Management For       For
1F.   ELECTION OF DIRECTOR: HARVEY L. TEPNER                       Management For       For
1G.   ELECTION OF DIRECTOR: RANDOLPH I. THORNTON                   Management For       For
1H.   ELECTION OF DIRECTOR: J. MICHAEL WALSH                       Management For       For
2.    ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.       Management Against   Against
3.    TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR AWARDS UNDER  Management Against   Against
      THE 2010 LONG-TERM INCENTIVE PLAN BY 450,000 SHARES.
4.    TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS CORE-    Management For       For
      MARK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO
      SERVE FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.


                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  Annual
Ticker Symbol  NL              Meeting Date  22-May-2014
ISIN           US6291564077    Agenda        933954201 - Management


                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   LORETTA J. FEEHAN                                                For       For
        2   ROBERT D. GRAHAM                                                 For       For
        3   CECIL H. MOORE, JR                                               For       For
        4   THOMAS P. STAFFORD                                               For       For
        5   STEVEN L. WATSON                                                 For       For
        6   TERRY N. WORRELL                                                 For       For
2.    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER  Management Against   Against
      COMPENSATION

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 27, 2014
   * Print the name and title of each signing officer under his or her signature By the Commission